Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Significant Accounting Policies (Details) [Line Items]
Restricted cash	$ 25,947
Allowance for accounts receivable	270,693	103,990
Realizable value, inventories	$ 114,214	45,381
Amortized useful life	10 years
Refund liabilities	$ 472,282	113,611
Advance from customers	257,449	298,042
Advertising expenses	1,119,680	1,021,543
Accumulated other comprehensive income	527,786	(590,660)
Cash and cash equivalents	13,333,028	7,287,032
Allowance for accounts receivable	270,693	103,990
Allowances for prepayments, receivables and other current assets	$ 1,090,759
Concentration risks, percentage	10.00%
Number of customers		2
Number of suppliers		3
Total Purchase [Member] | Suppliers one [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risks, percentage		4.00%
Total Purchase [Member] | Suppliers Two [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risks, percentage		10.00%
Customer One [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) [Line Items]
Accounts receivable		$ 2
Customer Two [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) [Line Items]
Accounts receivable		$ 0.10